RECLAMATION AND REMEDIATION PROVISION (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Total provision for decommissioning, restoration and rehabilitation costs	$ 55,574	$ 27,420	$ 27,411
Current Reclamation and remediation provision	4,927	4,473
Non-current Reclamation and remediation provision	50,647	22,947
Tucano [Member]
Disclosure of other provisions [line items]
Total provision for decommissioning, restoration and rehabilitation costs	17,079
Non-current Reclamation and remediation provision	17,079
Guanajuato Mine Complex [Member]
Disclosure of other provisions [line items]
Total provision for decommissioning, restoration and rehabilitation costs	8,725	1,986
Non-current Reclamation and remediation provision	8,725	1,986
Coricancha Mining Complex [Member]
Disclosure of other provisions [line items]
Total provision for decommissioning, restoration and rehabilitation costs	25,073	23,920
Current Reclamation and remediation provision	4,927	4,473
Non-current Reclamation and remediation provision	20,146	19,447
Topia Mine [Member]
Disclosure of other provisions [line items]
Total provision for decommissioning, restoration and rehabilitation costs	4,697	1,514
Non-current Reclamation and remediation provision	$ 4,697	$ 1,514